Shareholder's equity (Details) - Schedule of reconciliation of share capital and share premium - USD ($)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Number of shares [Member]
Shareholder's equity (Details) - Schedule of reconciliation of share capital and share premium [Line Items]
Balance pre-restructuring (in Shares)		2,001,071	2,001,071	2,493,391
Issuance of put option with Hoche (in Shares)				(492,320)
Termination of put option agreements (in Shares)	[1]	903,075
Acquisition of Union Acquisition Corp. II (in Shares)	[2]	20,195,494
Escrowed shares (in Shares)	[3]	(11,714,612)
Redemption of redeemable shares (in Shares)	[4]	(4,500,000)
Subtotal (in Shares)		2,904,146		2,001,071
Capital restructuring of Crynssen (1:33.4448 exchange ratio) (in Shares)	[5]	94,224,544	64,924,413	64,924,413
Subtotal - restructured (in Shares)		97,128,690
Balance restructured (in Shares)		101,109,572	66,925,484	66,925,484
Share capital amount [Member]
Shareholder's equity (Details) - Schedule of reconciliation of share capital and share premium [Line Items]
Balance pre-restructuring		$ 2,001	$ 2,001	$ 2,493
Issuance of put option with Hoche				(492)
Termination of put option agreements	[1]	903
Acquisition of Union Acquisition Corp. II	[2]	202
Escrowed shares	[3]	(117)
Redemption of redeemable shares	[4]	(45)
Subtotal		2,904		2,001
Capital restructuring of Crynssen (1:33.4448 exchange ratio)	[5]	(1,933)	(1,332)	(1,332)
Subtotal - restructured		971
Balance restructured		1,011	669	669
Share premium [Member]
Shareholder's equity (Details) - Schedule of reconciliation of share capital and share premium [Line Items]
Balance pre-restructuring		54,412	54,412	120,151
Issuance of put option with Hoche				(65,739)
Termination of put option agreements	[1]	297,796
Acquisition of Union Acquisition Corp. II	[2]	174,738
Escrowed shares	[3]	(106,247)
Redemption of redeemable shares	[4]	(44,955)
Subtotal		352,208		54,412
Capital restructuring of Crynssen (1:33.4448 exchange ratio)	[5]	1,933	1,332	1,332
Subtotal - restructured		354,141
Balance restructured		$ 377,677	$ 55,744	$ 55,744

[1]	On the effectiveness of the Transaction, September 29, 2021, the put option agreements were terminated in exchange for new equity instruments in Procaps Group SA.
[2]	SPAC Ordinary Shares outstanding (including those held by the PIPE Investors and Union Group International Holdings Limited and Union Acquisition Associates II, LLC (the “SPAC Sponsors”) were exchanged with Holdco for Holdco Ordinary Shares pursuant to a share capital increase of Holdco.
[3]	1,250,000 Holdco Ordinary Shares issued to the SPAC Sponsors and 10,464,612 Holdco Ordinary Shares issued to certain Opco Shareholders in connection with the Transaction are subject to an escrow arrangement that is applicable to both SPAC Sponsors and to such OpCo Shareholders. On September 29, 2021, considering that the condition to deliver a fixed number of shares for a consideration that is settled in One’s own equity instruments is not met for the 11,714,612 Holdco Ordinary Shares issued to the SPAC Sponsors and certain Opco Shareholders, the escrow shares were classified as a financial liability with changes in fair value through profit and loss. As of December 31, 2021 shares to be delivered are presented at fair value as non-current liabilities for the amount of $101,859, representing a decrease of $4,506 recognized in Finance expenses, net.
[4]	Immediately following the Exchange, the Company redeemed 4,500,000 Holdco Redeemable B from IFC for a total purchase price of $45,000 in accordance with that certain share redemption agreement entered into by and between the Company and IFC on March 31, 2021, and subsequently amended on September 29, 2021.
[5]	On completion of the Transaction, each of the OpCo Shareholders, contributed its respective OpCo Ordinary Shares to Holdco in exchange for Holdco Ordinary Shares, and, in the case of IFC for Holdco Ordinary Shares and 4,500,000 Holdco Redeemable B Shares, subscribed for by each OpCo Shareholder. The OpCo Shareholders were issued 97,128,690 new shares in the Company (92,628,689 Holdco Ordinary Shares and 4,500,000 Holdco Redeemable B Shares) in exchange of the 2,904,146 outstanding OpCO ordinary Shares. The resultant share exchange ratio being 33.4448.